Concentration, Credit and Other Risks (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of demand deposits
	December 31,
	2017	2016
RMB denominated bank deposits with financial institutions in the PRC	$311,894	$1,566,107

US dollar denominated bank deposits with financial institutions in the PRC	$628,481	$670,951
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$17,508	$14,151
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$1,505,271	$1,402,842
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$1,033,769	$-
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$3,698,704	$95,030